Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and short-term securities	$ 26,703	$ 25,789
Debt securities	214,114	210,621
Public equities	40,971	33,725
Mortgages	57,119	54,447
Private placements	51,782	49,668
Loans to Bank clients	2,735	2,310
Real estate	12,682	13,263
Other invested assets	53,822	52,674
Total invested assets (note 3)	459,928	442,497
Other assets
Accrued investment income	3,198	2,969
Derivatives (note 4)	9,628	8,667
Insurance contract assets (note 6)	194	102
Reinsurance contract held assets (note 6)	60,881	59,015
Deferred tax assets	5,741	5,884
Goodwill and intangible assets (note 5)	12,324	11,052
Miscellaneous	12,285	12,644
Total other assets	104,251	100,333
Segregated funds net assets (note 22)	461,254	435,988
Total assets	1,025,433	978,818
Liabilities
Insurance contract liabilities, excluding those for account of segregated fund holders (note 6)	411,532	396,401
Reinsurance contract held liabilities (note 6)	3,273	2,669
Investment contract liabilities (note 7)	14,137	13,498
Deposits from Bank clients	24,707	22,063
Derivatives (note 4)	14,351	14,252
Deferred tax liabilities	2,018	1,890
Other liabilities	26,998	24,936
Long-term debt (note 9)	7,685	6,629
Capital instruments (note 10)	6,990	7,532
Total liabilities, excluding those for account of segregated fund holders	511,691	489,870
Insurance contract liabilities for account of segregated fund holders (note 6)	129,006	126,545
Investment contract liabilities for account of segregated fund holders	332,248	309,443
Insurance and investment contract liabilities for account of segregated fund holders (note 22)	461,254	435,988
Total liabilities	972,945	925,858
Equity
Contributed surplus	199	204
Shareholders and other equity holders’ retained earnings	5,024	4,764
Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”):
Insurance finance income (expenses)	35,184	37,999
Reinsurance finance income (expenses)	(6,455)	(7,048)
Fair value through other comprehensive income (“OCI”) investments	(16,513)	(19,733)
Total	5,885	7,327
Other	34	118
Total shareholders and other equity holders’ equity	50,121	50,972
Participating policyholders’ equity	836	567
Non-controlling interests	1,531	1,421
Total equity	52,488	52,960
Total liabilities and equity	1,025,433	978,818
Preferred shares and other equity
Equity
Issued shares (note 11)	6,660	6,660
Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”):
Total equity	6,660	6,660
Common shares
Equity
Issued shares (note 11)	20,103	20,681
Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”):
Total equity	$ 20,103	$ 20,681